STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) 10K - $ / shares	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS
First Quarterly Distribution Paid Per Unit	$ 0.20	$ 0.00	$ 0.00
Second Quarterly Distribution Paid Per Unit	0.20	0.04	0.32
Third Quarterly Distribution Paid Per Unit	0.10	0.00	0.88
Fourth Quarterly Distribution Declared Or Paid Per Unit	$ 0.14	$ 0.05	$ 0.64